SCHEDULE OF FAIR VALUE ASSUMPTIONS (Details) - $ / shares	6 Months Ended	12 Months Ended
	Sep. 30, 2025	Mar. 31, 2025	Sep. 25, 2024
Share-Based Payment Arrangement [Abstract]
Fair value per share	$ 0.066	$ 0.066	$ 0.066
Discount rate (after tax)	15.00%	15.00%
Discount for lack of marketability	28.00%	28.00%